Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.87% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.9%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	$7,690,000	$7,709,879
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	1,000,000	1,050,381
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	2,575,000	2,753,862
5.00%, 9/15/33	AA+	350,000	375,181

			11,889,303
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds
(Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	6,930,000	6,777,545
(Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/39	A+/F	2,575,000	2,580,919

			9,358,464
Arizona (3.7%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	2,098,354
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,824,908
4.00%, 7/1/51	BBB-	2,000,000	1,786,431
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	529,045
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC)
5.00%, 11/1/47	A	5,000,000	5,337,980
4.00%, 11/1/37	A	1,100,000	1,123,299
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BB+/F	3,500,000	3,227,564
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	612,220
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	255,805
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	342,277
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,266,246
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	1,000,226
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,019,653
3.75%, 7/1/24	BBB	40,000	39,846
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,285
Ser. A, 5.00%, 7/1/35	BB	150,000	150,427
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,076,517
5.00%, 12/1/37	A3	500,000	557,602
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	100,057
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	245,000	243,042

			23,691,784
California (8.5%)
Bay Area Toll Auth. Bridge Rev. Bonds, Ser. S-8, BAM, 3.00%, 4/1/54	AA	2,250,000	1,757,720
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	719,627
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	4,099,643
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,068,405	2,989,561
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,500,821
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	6,700,000	5,048,124
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,221,714
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	836,602
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,300,000	2,926,199
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,329,208
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,716
4.00%, 5/15/48	Aa3	10,000,000	9,793,322
4.00%, 5/15/35	Aa3	1,500,000	1,566,142
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,899,323
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	802,107
4.00%, 9/1/41	BB+/P	800,000	765,946
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	3,000,000	3,350,869
5.00%, 5/1/30	A1	6,900,000	7,652,986
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,890,429

			54,156,059
Colorado (4.0%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,010,555
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,008,677
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,559,015
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,739,085
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,967,031
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,433,220
Ser. A, 5.50%, 11/15/35	Aa3	2,000,000	2,369,069
(Sub. Syst.), Ser. A, 5.50%, 11/15/31 (Prerefunded 2/16/24)	A1	1,925,000	1,929,229
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,624,859
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A1	5,000,000	3,524,888
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,605,000	1,372,006

			25,537,634
Connecticut (2.8%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/12/24), (Yale U.), Ser. A, 0.375%, 7/1/35	Aaa	2,850,000	2,789,852
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,511,875
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	600,000	668,417
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. A-1, 3.85%, 7/1/42	VMIG 1	11,000,000	11,000,000
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,685,348

			17,655,492
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	585,322

			585,322
District of Columbia (5.1%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	5,000,000	5,651,860
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,671,832
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,266,908
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,045,494
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,595,170
DC, Income Tax Rev. Bonds, Ser. A, 5.00%, 7/1/47	AAA	1,500,000	1,666,253
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,838,223
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	2,050,000	1,906,760
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	2,004,120
4.00%, 10/1/37	A-	3,140,000	3,171,245
4.00%, 10/1/36	A-	1,490,000	1,511,965
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	5,979,144

			32,308,974
Florida (7.7%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,359
Federal Home Loan Mortgage Corp. Rev. Bonds, 3.996%, 12/25/36	AA+	3,396,115	3,290,143
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 4.36%, 9/1/32	VMIG 1	10,000,000	10,000,000
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,061,822
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	634,350
4.00%, 7/1/45	Baa3	600,000	544,403
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,731,657
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A	1,750,000	1,760,884
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/26), (Fairfield Running Brook II LP), 3.55%, 1/1/27	Aaa	6,525,000	6,529,622
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/42	A+	1,250,000	1,374,334
(Orlando Hlth.), 5.00%, 10/1/41	A+	2,000,000	2,208,012
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,810,191
(Orlando Hlth.), 4.00%, 10/1/52	A+	7,265,000	7,138,935
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,166,781
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	583,015
4.00%, 6/15/51	Ba1	830,000	616,953
4.00%, 6/15/41	Ba1	425,000	349,053
4.00%, 6/15/36	Ba1	315,000	281,117
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	678,464
zero %, 9/1/42	A1	830,000	366,795
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A
4.00%, 10/15/39	A1	500,000	506,219
4.00%, 10/15/37	A1	725,000	742,040
4.00%, 10/15/35	A1	325,000	337,268

			48,602,417
Georgia (0.3%)
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	2,044,187

			2,044,187
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	386,189
4.00%, 7/1/31	Aa3	250,000	262,199

			648,388
Illinois (7.1%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/30	BBB+	3,950,000	4,293,961
4.00%, 1/1/36	BBB+	3,850,000	3,835,799
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,500,150
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,834,230
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	2,006,609
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,869,666
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.50%, 1/1/55	A+	3,825,000	4,153,120
5.00%, 1/1/38	A+	200,000	211,192
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,751,175
5.00%, 10/1/48	Aa2	2,500,000	2,711,485
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	1,250,000	1,384,957
Ser. B, 5.25%, 5/1/40	A3	2,650,000	2,949,870
Ser. B, 5.25%, 5/1/39	A3	1,100,000	1,231,151
Ser. B, 5.00%, 10/1/32	A3	2,000,000	2,154,221
Ser. A, 5.00%, 12/1/31	A3	2,870,000	3,057,682
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	1,500,000	1,351,721
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	700,058
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	512,203
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	485,301
Metro. Pier & Exposition Auth. Rev. Bonds, 4.00%, 12/15/47	A	2,900,000	2,800,268

			44,794,819
Indiana (2.0%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/45(FWC)	AA	1,000,000	1,076,444
5.00%, 10/1/44(FWC)	AA	1,275,000	1,387,745
5.00%, 10/1/43(FWC)	AA	1,550,000	1,694,223
5.00%, 10/1/37	AA	1,200,000	1,407,302
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds
Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,718,239
(Circle City Forward Phase II), 4.125%, 2/1/52	Aa1	3,185,000	3,186,833

			12,470,786
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	2,570,106

			2,570,106
Kentucky (2.1%)
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.25%, 6/1/38	A1	3,290,000	3,765,174
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A2	5,000,000	4,974,165
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	2,060,000	2,063,955
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	1,135,000	1,180,655
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	415,573
5.00%, 7/1/30	A+	1,000,000	1,002,222

			13,401,744
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,785,192

			3,785,192
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	756,747
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	308,517
5.00%, 1/1/29	Baa3	290,000	311,027
5.00%, 1/1/28	Baa3	300,000	317,680
5.00%, 1/1/27	Baa3	430,000	448,579

			2,142,550
Massachusetts (2.6%)
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.85%, 7/1/31	VMIG 1	12,500,000	12,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	725,000	725,649
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	3,500,000	3,501,399

			16,727,048
Michigan (3.4%)
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	257,107
Detroit, G.O. Bonds
Ser. C, 6.00%, 5/1/43	Ba1	500,000	563,511
AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,289
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,597,789
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38	AA	1,000,000	1,004,195
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	250,274
5.00%, 11/1/36	A+	1,285,000	1,347,869
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB-/F	1,125,000	863,096
4.00%, 11/15/43	BBB-/F	695,000	547,844
4.00%, 11/15/31	BBB-/F	480,000	447,885
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,281,738
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,843,522
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	879,250	863,105
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,901,942
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	250,018
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA+	100,000	100,059
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,069,306
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	364,799

			21,631,348
Minnesota (0.3%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,057,914
4.00%, 7/1/31	BB/P	1,000,000	912,330

			1,970,244
Mississippi (0.2%)
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,240,385

			1,240,385
Missouri (2.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	2,700,000	2,781,086
4.00%, 3/1/39	A2	5,215,000	5,204,391
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB-	1,400,000	1,168,122
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/40	BBB-	2,300,000	1,994,557
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/34	BBB-	2,000,000	1,899,785
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	1,750,000	1,426,685
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,407,125
5.00%, 10/1/40	AA	1,000,000	1,091,989

			17,973,740
Montana (1.3%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/32), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	7,360,000	8,154,813

			8,154,813
Nebraska (0.4%)
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds, Ser. A, 5.25%, 2/1/48	Aa2	2,500,000	2,841,244

			2,841,244
Nevada (0.2%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Ba1	1,415,000	1,345,753

			1,345,753
New Hampshire (1.9%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	3,085,923	2,990,344
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	968,093
4.00%, 8/15/39	A3	1,100,000	1,083,417
4.00%, 8/15/38	A3	1,000,000	997,889
4.00%, 8/15/36	A3	600,000	608,811
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	616,594
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,617,693

			11,882,841
New Jersey (2.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Portal North Bridge), 5.25%, 11/1/42	A2	2,085,000	2,356,280
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,314,332
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,059,241
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.80%, 7/1/36	VMIG 1	2,000,000	2,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. A, 5.00%, 6/15/38	A2	2,000,000	2,298,823
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB-	1,000,000	1,031,114
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A-	4,000,000	4,250,630

			16,310,420
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,656,676
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,090,393

			3,747,069
New York (10.0%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	1,185,000	1,168,690
Metro. Trans. Auth. VRDN, Ser. E-1, 4.10%, 11/15/50	VMIG 1	2,000,000	2,000,000
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. J, 3.35%, 11/1/65	AA+	5,670,000	4,398,888
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,301,903
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	4,000,000	2,663,118
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.), 5.00%, 5/1/42	AAA	2,000,000	2,304,293
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.73%, 5/1/44	VMIG 1	1,000,000	1,000,000
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,706,470
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	5,250,000	4,185,933
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,200,000	7,865,610
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB-/F	3,000,000	2,639,531
4.00%, 10/31/46	BBB-/F	2,000,000	1,841,258
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,999,166
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	10,000,000	11,361,030
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,745,000	4,929,989
Ser. 207, 5.00%, 9/15/31	Aa3	300,000	321,222
Ser. 207, 5.00%, 9/15/29	Aa3	3,525,000	3,782,060
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	5,600,000	6,280,312

			63,749,473
North Carolina (0.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,425,340
4.00%, 3/1/41	BB/P	1,050,000	846,227
4.00%, 3/1/36	BB/P	900,000	792,347

			3,063,914
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,551,386

			1,551,386
Ohio (1.8%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,506,575
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	943,560
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	232,632
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	253,509
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	204,295
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	257,428
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	208,414
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/39	AA+	750,000	757,978
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	835,000	835,194
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/37	A2	1,725,000	1,977,462
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	418,970
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,857
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,763,359
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	659,757
5.00%, 2/15/33	A3	355,000	362,950
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	137,124

			11,535,064
Pennsylvania (3.3%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 1/1/46	AA	3,500,000	3,418,365
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	960,081
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,000,000	988,793
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,490,723
PA State Tpk. Comm. Rev. Bonds
4.90%, 12/1/44	A1	5,000,000	5,154,557
Ser. A, 4.00%, 12/1/49	A2	2,160,000	2,134,365
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,446,819
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	2,350,000	2,390,905
(Independence Charter School-West), 5.00%, 6/15/39	BB/P	500,000	473,191
(Independence Charter School-West), 4.00%, 6/15/29	BB/P	300,000	285,011
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	1,000,000	905,397

			20,648,207
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	1,550,000	1,484,359
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB-/P	2,900,000	2,877,239

			4,361,598
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,263,990

			3,263,990
South Carolina (1.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	771,653
4.00%, 11/1/31	A1	750,000	773,029
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	1,300,000	1,289,459
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,098,206

			6,932,347
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	837,973
4.00%, 8/1/51	BBB-	250,000	214,619
4.00%, 8/1/41	BBB-	1,400,000	1,299,867

			2,352,459
Tennessee (2.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	775,000	797,603
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	442,805
Ser. A-1, 4.00%, 8/1/44(T)	A-	875,000	864,065
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	429,045
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	431,289
Johnson City, Hlth. & Edl. Fac. Board Multi-Fam. Mandatory Put Bonds (12/1/26), (Roan Hill LP), 3.60%, 12/1/27	AA+	3,000,000	3,015,130
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,112,645
Williamson Cnty., Indl. Dev. Board Multi-Fam. Hsg. Mandatory Put Bonds (5/1/27), (ECG Wood Duck LP), 5.00%, 5/1/42	Aaa	6,625,000	6,927,872

			15,020,454
Texas (7.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	4,601,595
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	388,184
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,525,000	2,531,309
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,412,395
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,529,771
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,537,996
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,300,000	1,282,769
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	617,785
5.00%, 8/15/36	BBB+	430,000	450,607
5.00%, 8/15/34	BBB+	300,000	317,347
5.00%, 8/15/33	BBB+	240,000	253,213
5.00%, 8/15/31	BBB+	100,000	105,731
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	427,980
3.00%, 9/1/44	BBB-	500,000	371,452
3.00%, 9/1/40	BBB-	225,000	177,838
3.00%, 9/1/39	BBB-	250,000	201,137
3.00%, 9/1/38	BBB-	200,000	163,878
3.00%, 9/1/37	BBB-	220,000	183,923
3.00%, 9/1/34	BBB-	150,000	134,340
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, Ser. A, 6.00%, 5/15/52	A	3,250,000	3,744,217
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,312,762
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,038,015
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,601,519
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	Aa3	9,700,000	10,028,528
Port of Houston Auth. of Harris Cnty. Rev. Bonds, 5.00%, 10/1/48	AA+	5,745,000	6,368,326
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	255,887
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,796,022
TX State Affordable Hsg. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/27), (AHFC-FC Norman Hsg. LP), 3.625%, 1/1/45	Aaa	3,000,000	3,016,653

			47,851,179
Utah (1.3%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	436,837
4.00%, 10/15/38	BBB-/F	500,000	454,479
4.00%, 10/15/36	BBB-/F	300,000	282,274
4.00%, 10/15/34	BBB-/F	800,000	770,694
4.00%, 10/15/32	BBB-/F	500,000	485,966
3.00%, 10/15/45	BBB-/F	1,000,000	694,853
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,335,719
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	746,783
5.00%, 10/15/33	AA	420,000	442,876
5.00%, 10/15/31	AA	530,000	561,054

			8,211,535
Virginia (2.0%)
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,025,000	5,726,203
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	6,650,000	7,082,758

			12,808,961
Washington (2.9%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	3,325,000	3,535,453
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA-	1,000,000	1,064,163
5.00%, 8/1/41	AA-	2,000,000	2,171,357
5.00%, 8/1/38	AA-	3,000,000	3,283,723
5.00%, 8/1/37	AA-	1,500,000	1,658,706
WA State Hsg. Fin. Comm. Rev. Bonds
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,939,020	3,760,030
Ser. 1, Class A, 3.375%, 4/20/37	BBB	3,296,301	2,981,906

			18,455,338
Wisconsin (3.7%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB	830,000	687,700
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	22,344
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	790,000	790,710
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,497,498
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/53	BBB-	2,000,000	2,083,978
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	2,025,863
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,395,663
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	6,450,000	6,459,996
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	8,235,797
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	404,755

			23,604,304

Total municipal bonds and notes (cost $655,983,284)			$652,878,335

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	257,720	$257,720
U.S. Treasury Bills 5.408%, 2/22/24(SEG)		$400,000	397,026
U.S. Treasury Bills 5.402%, 3/21/24(SEG)		500,000	494,304

Total short-term investments (cost $1,148,883)			$1,149,050
TOTAL INVESTMENTS

Total investments (cost $657,132,167)			$654,027,385

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	81	$10,821,094	$10,821,094	Mar-24	$(891,745)

Unrealized appreciation					—

Unrealized (depreciation)					(891,745)

Total					$(891,745)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $634,792,420.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$6,964,147	$68,054,925	$74,761,352	$156,534	$257,720

	Total Short-term investments	$6,964,147	$68,054,925	$74,761,352	$156,534	$257,720
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $777,624.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.87%, 5.47%, 5.59%, 5.38%, 5.33% and 5.16%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.8%
	Education	17.6
	Health care	16.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging municipal bond term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $34,532,214 were held by the TOB trust and served as collateral for $22,290,625 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $208,686 for these investments based on an average interest rate of 3.72%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$652,878,335	$—
Short-term investments	—	1,149,050	—

Totals by level	$—	$654,027,385	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(891,745)	$—	$—

Totals by level	$(891,745)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	90
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com